Financial Instruments (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Financial Instruments [Abstract]
Schedule of Carrying Value and Fair Value of Financial Instruments by Categories

Financial instruments by category

The carrying value and fair value of financial instruments by categories as of March 31, 2019 were as follows:

(Dollars in millions)
		Financial assets/ liabilities at fair value through profit or loss		Financial assets/liabilities at fair value through OCI
	Amortised cost	Designated upon initial recognition	Mandatory	Equity instruments designated upon initial recognition	Mandatory	Total carrying value	Total fair value
Assets:
Cash and cash equivalents (Refer to Note 2.1)	2,829	—	—	—	—	2,829	2,829
Investments (Refer Note 2.2)
Liquid mutual funds	—	—	258	—	—	258	258
Fixed maturity plan securities	—	—	66	—	—	66	66
Quoted debt securities	277	—	—	—	577	854	884(1)
Certificates of deposit	—	—	—	—	358	358	358
Commercial paper	—	—	—	—	72	72	72
Unquoted equity and preference securities	—	—	3	15	—	18	18
Unquoted investments others	—	—	2	—	—	2	2
Trade receivables	2,144	—	—	—	—	2,144	2,144
Unbilled revenues (3)	303	—	—	—	—	303	303
Prepayments and other assets (Refer to Note 2.4)	529	—	—	—	—	529	517(2)
Derivative financial instruments	—	—	43	—	5	48	48
Total	6,082	—	372	15	1,012	7,481	7,499
Liabilities:
Trade payables	239	—	—	—	—	239	239
Derivative financial instruments	—	—	2	—	—	2	2
Other liabilities including contingent consideration (Refer note 2.5)	1,263	—	27	—	—	1,290	1,290
Total	1,502	—	29	—	—	1,531	1,531

(1)	On account of fair value changes including interest accrued
(2)	Excludes interest accrued on quoted debt securities carried at amortized cost of $12 million.
(3)	Excludes unbilled revenue for fixed price development contracts where right to consideration is conditional on factors other than passage of time.

The carrying value and fair value of financial instruments by categories as of March 31, 2018 were as follows:

(Dollars in millions)
		Financial assets/ liabilities at fair value through profit or loss		Financial assets/liabilities at fair value through OCI
	Amortised cost	Designated upon initial recognition	Mandatory	Equity instruments designated upon initial recognition	Mandatory	Total carrying value	Total fair value
Assets:
Cash and cash equivalents (Refer to Note 2.1)	3,041	—	—	—	—	3,041	3,041
Investments (Refer Note 2.2)
Liquid mutual funds	—	—	12	—	—	12	12
Fixed maturity plan securities	—	—	66	—	—	66	66
Quoted debt securities	291	—	—	—	610	901	940(1)
Certificates of deposit	—	—	—	—	808	808	808
Commercial Paper	—	—	—	—	45	45	45
Unquoted equity and preference securities:	—	—	—	21	—	21	21
Unquoted investments others	—	—	10	—	—	10	10
Unquoted convertible promissory note:	—	—	2	—	—	2	2
Trade receivables	2,016	—	—	—	—	2,016	2,016
Unbilled revenues	654	—	—	—	—	654	654
Prepayments and other assets (Refer to Note 2.4)	456	—	—	—	—	456	443(2)
Derivative financial instruments	—	—	—	—	2	2	2
Total	6,458	—	90	21	1,465	8,034	8,060
Liabilities:
Trade payables	107	—	—	—	—	107	107
Derivative financial instruments	—	—	6	—	—	6	6
Other liabilities including contingent consideration (Refer note 2.5)	836	—	8	—	—	844	844
Total	943	—	14	—	—	957	957

(1)	On account of fair value changes including interest accrued
(2)	Excludes interest accrued on quoted debt securities carried at amortized cost of $13 million.

Schedule of Fair Value Hierarchy of Assets and Liabilities

Fair value hierarchy of assets and liabilities as of March 31, 2019:

(Dollars in millions)
	As of March 31, 2019	Fair value measurement at end of the reporting year using
		Level 1	Level 2	Level 3
Assets
Investments in liquid mutual fund units (Refer to Note 2.2)	258	258	—	—
Investments in fixed maturity plan securities (Refer Note 2.2)	66	—	66	—
Investments in quoted debt securities (Refer to Note 2.2)	884	630	254	—
Investments in certificate of deposit (Refer Note 2.2)	358	—	358	—
Investments in commercial paper (Refer Note 2.2)	72	—	72	—
Investments in unquoted equity and preference securities (Refer to Note 2.2)	18	—	—	18
Investment in unquoted investments others (Refer Note 2.2)	2	—	—	2
Derivative financial instruments- gain on outstanding foreign exchange forward and option contracts	48	—	48	—
Liabilities
Derivative financial instruments- loss on outstanding foreign exchange forward and option contracts	2	—	2	—
Liability towards contingent consideration (Refer note 2.5)*	27	—	—	27

*	Discount rate pertaining to contingent consideration ranges from 9% to 16%..

Fair value hierarchy of assets and liabilities as of March 31, 2018:

(Dollars in millions)
Particulars	As of March 31, 2018	Fair value measurement at end of the reporting period using
		Level 1	Level 2	Level 3
Assets
Investments in liquid mutual fund units (Refer to Note 2.2)	12	12	—	—
Investments in fixed maturity plan securities (Refer Note 2.2)	66	—	66	—
Investments in quoted debt securities (Refer to Note 2.2)	940	701	239	—
Investments in certificate of deposit (Refer Note 2.2)	808	—	808	—
Investments in commercial paper (Refer Note 2.2)	45	—	45	—
Investments in unqouted equity and preference securities (Refer to Note 2.2)	21	—	—	21
Investment in unquoted investments others (Refer Note 2.2)	10	—	—	10
Investments in unqouted convertible promissory note (Refer to Note 2.2)	2	—	—	2
Derivative financial instruments- gain on outstanding foreign exchange forward and option contracts	2	—	2	—
Liabilities
Derivative financial instruments- loss on outstanding foreign exchange forward and option contracts	6	—	6	—
Liability towards contingent consideration (Refer note 2.5)*	8	—	—	8

*	Discounted contingent consideration at 10%.

Summary of Income from Financial Assets or Liabilities

Income from financial assets

(Dollars in millions)
	Year ended March 31,
	2019	2018	2017
Interest income on financial assets carried at amortized cost	201	260	352
Interest income on financial assets fair valued through other comprehensive income	92	106	28
Dividend income on investments carried at fair value through profit or loss	—	1	4
Gain / (loss) on investments carried at fair value through profit or loss	24	39	18
	317	406	402

Schedule of Analysis of Foreign Currency Risk From Monetary Assets and Liabilities

The following table analyzes foreign currency risk from monetary assets and liabilities as of March 31, 2019:

(Dollars in millions)
	U.S. dollars	Euro	United Kingdom Pound Sterling	Australian dollars	Other currencies	Total
Cash and cash equivalents	237	38	16	31	161	483
Trade receivables	1,438	267	148	76	140	2,069
Unbilled revenues	540	111	36	40	63	790
Other assets	66	15	5	5	45	136
Trade payables	(102)	(19)	(20)	(12)	(15)	(168)
Employee benefit obligations	(98)	(15)	(3)	(30)	(24)	(170)
Other liabilities	(509)	(66)	(28)	(25)	(86)	(714)
Net assets / (liabilities)	1,572	331	154	85	284	2,426

The following table analyzes foreign currency risk from monetary assets and liabilities as of March 31, 2018:

(Dollars in millions)
	U.S. dollars	Euro	United Kingdom Pound Sterling	Australian dollars	Other currencies	Total
Cash and cash equivalents	197	33	23	54	183	490
Trade receivables	1,276	269	129	121	120	1,915
Unbilled revenues	356	98	46	24	57	581
Other assets	49	4	4	2	15	74
Trade payables	(42)	(12)	(17)	(5)	(9)	(85)
Employee benefit obligations	(88)	(13)	(4)	(28)	(20)	(153)
Other liabilities	(263)	(50)	(29)	(14)	(72)	(428)
Net assets / (liabilities)	1,485	329	152	154	274	2,394

Summary of Outstanding Foreign Forward and Options Contract

The following table gives details in respect of outstanding foreign exchange forward and options contracts:

(In millions)
	As of
	March 31, 2019	March 31, 2018
Derivatives designated as cash flow hedges
Option Contracts
In Australian dollars	120	60
In Euro	135	100
In United Kingdom Pound Sterling	25	20
Other derivatives
Forward contracts
In Australian dollars	8	5
In Canadian dollars	13	20
In Euro	176	91
In Japanese Yen	550	550
In New Zealand dollars	16	16
In Norwegian Krone	40	40
In Singapore dollars	140	5
In South African Rand	—	25
In Swedish Krona	50	50
In Swiss Franc	25	21
In U.S. Dollars	955	623
In United Kingdom Pound Sterling	80	51
Option contracts
In Australian dollars	10	20
In Canadian dollars	13	—
In Euro	60	45
In Swiss Franc	5	5
In U.S. Dollars	433	320
In United Kingdom Pound Sterling	10	25

Summary of Derivative Financial Instruments into Relevant Maturity Groupings	The table below analyzes the derivative financial instruments into relevant maturity groupings based on the remaining period as of the balance sheet date:
(Dollars in millions)
	As of
	March 31, 2019	March 31, 2018
Not later than one month	640	434
Later than one month and not later than three months	1,001	701
Later than three months and not later than one year	591	378
	2,232	1,513

Summary of Reconciliation of Cash Flow Hedge Reserve

The following table provides the reconciliation of cash flow hedge reserve:

(Dollars in millions)
	Year ended March 31, 2019	Year ended March 31, 2018
Gain / (Loss)
Balance at the beginning of the period	—	6
Gain / (Loss) recognized in other comprehensive income during the period	17	(14)
Amount reclassified to profit or loss during the period	(13)	6
Tax impact on above	(1)	2
Balance at the end of the period	3	—

Summary of Quantitative Information About Offsetting of Derivative Financial Assets And Derivative Financial Liabilities

The following table provides quantitative information about offsetting of derivative financial assets and derivative financial liabilities:

(Dollars in millions)
	As of		As of
	March 31, 2019		March 31, 2018
	Derivative financial asset	Derivative financial liability	Derivative financial asset	Derivative financial liability
Gross amount of recognized financial asset/liability	48	(2)	3	(7)
Amount set off	—	—	(1)	1
Net amount presented in balance sheet	48	(2)	2	(6)

Summary of Percentage of Revenues

The following table gives details in respect of percentage of revenues generated from top customer and top ten customers:

	(In %)
	Year ended March 31,
	2019	2018	2017
Revenue from top customer	3.6	3.4	3.4
Revenue from top ten customers	19.0	19.3	21.0

The table below presents disaggregated revenues from contracts with customers by geography, offerings and contract-type for each of our business segments. The Group believes this disaggregation best depicts how the nature, amount, timing and uncertainty of revenues and cash flows are affected by industry, market and other economic factors.

Year ended March 31, 2019	(Dollars in millions)
Particulars	Financial Services(1)	Retail(2)	Communication(3)	Energy, Utilities, resources and Services	Manufacturing	Hi Tech	Life Sciences(4)	Others(5)	Total
Revenues by Geography
North America	2,290	1,255	796	838	619	844	438	61	7,141
Europe	698	548	271	507	499	15	287	22	2,847
India	172	3	8	—	12	20	2	75	292
Rest of the world	618	129	413	138	33	3	16	169	1,519
Total	3,778	1,935	1,488	1,483	1,163	882	743	327	11,799

Revenue by offerings
Services
Digital	1,076	630	491	427	327	285	156	44	3,436
Core	2,293	1,255	971	1,026	805	584	539	275	7,748
Subtotal	3,369	1,885	1,462	1,453	1,132	869	695	319	11,184
Products and platforms
Digital	104	43	25	10	20	12	29	6	249
Core	305	7	1	20	11	1	19	2	366
Subtotal	409	50	26	30	31	13	48	8	615
Total	3,778	1,935	1,488	1,483	1,163	882	743	327	11,799
Digital	1,180	673	516	437	347	297	185	50	3,685
Core	2,598	1,262	972	1,046	816	585	558	277	8,114

Revenues by contract type
Fixed Price	1,655	1,223	903	861	596	450	347	162	6,197
Time & Materials	2,123	712	585	622	567	432	396	165	5,602
Total	3,778	1,935	1,488	1,483	1,163	882	743	327	11,799

(1)	Financial Services include enterprises in Financial Services and Insurance
(2)	Retail includes enterprises in Retail, Consumer Packaged Goods and Logistics
(3)	Communication includes enterprises in Communication, Telecom OEM and Media
(4)	Life Sciences includes enterprises in Life sciences and Health care
(5)	Others include operating segments of businesses in India, Japan, China, Infosys Public Services & other Public Service enterprises

Summary of Credit Risk Exposure
	(Dollars in millions)
	Year ended March 31,
	2019	2018	2017
Balance at the beginning	69	63	44
Translation differences	(2)	2	(1)
Impairment loss recognized/(reversed)	34	5	20
Write offs	(10)	(1)	—
Balance at the end	91	69	63

Summary of Credit Receivable
(Dollars in millions )
	As of
	March 31, 2019	March 31, 2018
Trade receivables	2,144	2,016
Unbilled revenues	777	654

Summary of Contractual Maturities of Significant Financial Liabilities

The table below provides details regarding the contractual maturities of significant financial liabilities as of March 31, 2019:

				(Dollars in millions)
Particulars	Less than 1 year	1-2 years	2-4 years	4-7 years	Total
Trade payables	239	—	—	—	239
Other liabilities (excluding liabilities towards contingent consideration - Refer to note 2.5)	1,260	2	1	—	1,263
Liability towards contingent consideration on an undiscounted basis - (Refer to Note 2.5)	17	12	—	5	34

The table below provides details regarding the contractual maturities of significant financial liabilities as of March 31, 2018:

				(Dollars in millions)
Particulars	Less than 1 year	1-2 years	2-4 years	4-7 years	Total
Trade payables	107	—	—	—	107
Other liabilities (excluding liabilities towards contingent consideration - Refer to note 2.5)	836	—	—	—	836
Liability towards contingent consideration on an undiscounted basis - (Refer to Note 2.5)	6	1	1	—	8